Consolidated Shareholder's Equity - Summary of Repurchases program (Detail) - EUR (€) € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share repurchase 2018 programme [member]
Disclosure of classes of share capital [line items]
Amount of shares repurchased	€ 501
Number of shares repurchased	6,884,792
Date of ordinary general meeting	May 2, 2018
Share repurchase 2017 program [member]
Disclosure of classes of share capital [line items]
Amount of shares repurchased	€ 602	€ 702
Number of shares repurchased	8,489,873	8,428,935
Date of ordinary general meeting	May 10, 2017
Share repurchase 2016 program [member]
Disclosure of classes of share capital [line items]
Amount of shares repurchased		€ 1,453	€ 1,503
Number of shares repurchased		18,426,601	19,947,202
Date of ordinary general meeting	May 4, 2016
Share repurchase 2015 program [member]
Disclosure of classes of share capital [line items]
Amount of shares repurchased			€ 1,402
Number of shares repurchased			18,764,233
Date of ordinary general meeting	May 4, 2015